Interest expense and Finance costs	6 Months Ended
Jun. 30, 2026
Interest expense and Finance costs [Abstract]
Interest expense and Finance costs
11.
Interest expense and Finance costs
The amounts in the
accompanying unaudited interim consolidated statements of income are analyzed as
follows:
For the six months ended June 30,
2026 2025
Interest expense, debt $ 15,569 $ 17,745
Finance liabilities interest expense 2,730 2,969
Amortization of debt and finance liabilities issuance costs 1,040 1,073
Loan and other expenses 88 103
Interest expense and finance costs $ 19,427 $ 21,890
During
the
six
months
ended
June
30,
2026
and
2025,
interest
expense
amounted
to
$
16,147
and
$ 18,410
,
respectively
of
which
$
578
and
$
665
,
respectively
were
capitalized and
included
in
advances
for vessels under construction (Note 5).